Statement of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Oct. 01, 2019
Balance, shares at Oct. 01, 2019
Issuance of Class B ordinary shares to Sponsor		$ 201	24,799		25,000
Issuance of Class B ordinary shares to Sponsor, shares		2,012,500
Issuance of Representative Shares		$ 7	862		869
Issuance of Representative Shares, shares		70,000
Sale of 8,050,000 Units, net of underwriting discounts and offering expenses	$ 805		72,182,581		72,183,386
Sale of 8,050,000 Units, net of underwriting discounts and offering expenses, shares	8,050,000
Sale of 2,811,250 Private Warrants			260,293		260,293
Change in value of Class A ordinary shares subject to possible redemption	$ (669)		(66,934,534)		(66,935,203)
Change in value of Class A ordinary shares subject to possible redemption, shares	(6,690,513)
Net loss				(534,344)	(534,344)
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance, shares at Dec. 31, 2019	1,359,487	2,082,500
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance, shares at Dec. 31, 2019	1,359,487	2,082,500
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance, shares at Dec. 31, 2019	1,359,487	2,082,500
Balance at Dec. 31, 2019	$ 136	$ 208	5,534,001	(534,344)	5,000,001
Balance, shares at Dec. 31, 2019	1,359,487	2,082,500
Change in value of Class A ordinary shares subject to possible redemption	$ 5		109,444		109,449
Change in value of Class A ordinary shares subject to possible redemption, shares	53,718
Net loss				(109,449)	(109,449)
Balance at Dec. 31, 2020	$ 141	$ 208	$ 5,643,445	$ 643,793	$ 5,000,001
Balance, shares at Dec. 31, 2020	1,413,205	2,082,500